Loans to Customers at Amortized Cost (Details) - Schedule of sale or transfer of loan portfolio - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans to Customers at Amortized Cost (Details) - Schedule of sale or transfer of loan portfolio [Line Items]
Carrying amount		$ 43,957	$ 12,420	$ 22,567
Allowances released		(107)		(958)
Sale price		43,889	12,420	21,876
Effect on income (loss) gain	[1]	39		267
Sale of Outstanding Loans [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of sale or transfer of loan portfolio [Line Items]
Carrying amount		43,957	12,420	22,567
Allowances released		(107)		(958)
Sale price		43,889	12,420	21,876
Effect on income (loss) gain	[1]	39		267
Sale of Write Off Loans [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of sale or transfer of loan portfolio [Line Items]
Carrying amount
Allowances released
Sale price
Effect on income (loss) gain	[1]

[1]	See Note No. 31